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                                BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                   May 7, 1999

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: CitiFunds (SM) Fixed Income Trust - filing relates only to CitiFunds(SM) Short-Term U.S. Government Income Portfolio (File Nos. 33-6540 and 811-5033)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CitiFunds Fixed Income Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 32 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 30, 1999, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

         Please call the undersigned at (617) 951-8368 or Mari A. Wilson at
(617) 951-8381, with any questions relating to this filing.

                                               Sincerely,

                                               Elizabeth L. Belanger